Voting Rights	12 Months Ended
Dec. 31, 2025
EBP 009
Employee Benefit Plan Voting Rights [Line Items]
Voting Rights

Note 8 Voting Rights

Each participant is entitled to exercise voting rights attributable to the shares allocated to his or her account. Unallocated shares, if applicable, are voted by the Plan Administrator on behalf of the collective best interest of Plan participants and beneficiaries.